Basis of preparation - Additional Information (Details)	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		3.50%
Undiscounted lease liability, less than year, percentage	17.00%
Undiscounted lease liability, one to five years, percentage	44.00%
Undiscounted lease liability, more than five years, percentage	39.00%
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years	100.00%